Award Timing Disclosure	12 Months Ended
Sep. 30, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Equity Awards. We believe that the use of equity awards helps us to maintain a strong association between the compensation of our named executive officers and the long‑term interests of our shareholders. Furthermore, we believe that restricted stock units are the most effective equity compensation tool for a company of our size because restricted stock units provide the same type of equity-based value to named executive officers as stock options, but with less dilution to earnings per share for an equivalent grant date fair value. All of our restricted stock unit awards vest over four-year periods, which we believe provide added incentive to our named executive officers to focus on long‑term performance and profitability and encourage executive retention. Following its annual performance review of our executive officers, the compensation committee determines the amount of restricted stock units, if any, to award to our executive officers and sets the aggregate amount of restricted stock units, if any, to be awarded to employees on a subjective basis based on our budget for future years and the number of shares available for issuance under the company’s omnibus incentive plan. The annual awards to our named executive officers are generally made in the fourth quarter of our fiscal year, although such timing may change from year to year. The compensation committee also may consider and approve interim or mid-year grants, or grants made on another basis, from time to time based on business needs, changing compensation practices or other factors, in the discretion of the compensation committee. The compensation committee does not take material nonpublic information into account when determining the timing and terms of equity awards, and we have not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

Award Timing Method	We believe that the use of equity awards helps us to maintain a strong association between the compensation of our named executive officers and the long‑term interests of our shareholders. Furthermore, we believe that restricted stock units are the most effective equity compensation tool for a company of our size because restricted stock units provide the same type of equity-based value to named executive officers as stock options, but with less dilution to earnings per share for an equivalent grant date fair value. All of our restricted stock unit awards vest over four-year periods, which we believe provide added incentive to our named executive officers to focus on long‑term performance and profitability and encourage executive retention. Following its annual performance review of our executive officers, the compensation committee determines the amount of restricted stock units, if any, to award to our executive officers and sets the aggregate amount of restricted stock units, if any, to be awarded to employees on a subjective basis based on our budget for future years and the number of shares available for issuance under the company’s omnibus incentive plan. The annual awards to our named executive officers are generally made in the fourth quarter of our fiscal year, although such timing may change from year to year. The compensation committee also may consider and approve interim or mid-year grants, or grants made on another basis, from time to time based on business needs, changing compensation practices or other factors, in the discretion of the compensation committee. The compensation committee does not take material nonpublic information into account when determining the timing and terms of equity awards, and we have not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
Award Timing Predetermined	true
Award Timing MNPI Considered	true
MNPI Disclosure Timed for Compensation Value	true